Nature of the Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Nature of the Business and Basis of Presentation	Nature of the Business and Basis of Presentation

Zapata Computing Holdings Inc., formerly known as Andretti Acquisition Corp. (“AAC”), was incorporated as a Cayman Islands exempted company on January 20, 2021. On March 28, 2024, AAC filed an application for deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which AAC was domesticated and continues as a Delaware corporation and changed its name to Zapata Computing Holdings Inc. AAC was formed for the purpose of effecting a merger, consolidation share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. On March 28, 2024 (the “Closing Date” or “Closing”), AAC consummated a business combination with Zapata Computing, Inc. (“Legacy Zapata”) pursuant to the Business Combination Agreement by and among AAC, Tigre Merger Sub, Inc. and Legacy Zapata entered into on September 6, 2023 (the “Business Combination Agreement”).

Zapata Computing Holdings Inc. is a holding company whose principal asset is its ownership interest in Legacy Zapata, and operates and controls all of the businesses and operations of Legacy Zapata and its subsidiaries. Zapata Computing Holdings Inc. and its predecessor, AAC, are collectively referred to herein as “Zapata” or the “Company”. The Company offers customers Industrial Generative Artificial Intelligence (“AI”) Solutions designed to solve computationally complex problems. These are subscription-based solutions that combine software and services to develop custom industrial generative AI applications. Zapata’s software leverages a broad spectrum of computing resources, including classical, high performance, and quantum computing hardware and, in developing and applying its software tools to specific applications, Zapata uses techniques inspired by quantum physics that can then be applied to the appropriate hardware.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information. Certain information or footnote disclosures normally included in unaudited condensed consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with Legacy Zapata’s consolidated financial statements and notes thereto included as Exhibit 99.1 to the Form 8-K filed by Legacy Zapata on April 3, 2024. The interim results for the three and six months ended June 30, 2024 are not necessarily indicative of the results to be expected for the year ending December 31, 2024 or for any future periods.

On the Closing Date, AAC and Legacy Zapata, consummated a business combination (the “Merger”) (see Note 3) pursuant to the Business Combination Agreement. In connection with the Closing of the Merger, AAC changed its name to Zapata Computing Holdings Inc. The Company’s common stock and warrants commenced trading on the Nasdaq Global Market and the Nasdaq Capital Market, respectively, under the new trading symbols “ZPTA” and “ZPTAW”, respectively, on April 1, 2024. The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, AAC, which was the legal acquirer, was treated as the “acquired” company for financial reporting purposes and Legacy Zapata, a direct wholly owned subsidiary of AAC, was treated as the accounting acquirer.

As a result, the unaudited condensed consolidated financial statements included herein for the three and six months ended June 30, 2024 reflected (i) the historical operating results of Legacy Zapata prior to the Merger, (ii) the combined results of the Company, Legacy Zapata and AAC following the Closing of the Merger, (iii) the assets and liabilities of Legacy Zapata at their historical costs, (iv) the assets and liabilities of the Company and AAC at their historical costs, which approximated fair value, and (v) the Company’s equity structure for all periods presented.

The Company’s equity structure has been restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock, par value $0.0001, issued to Legacy Zapata’s stockholders in connection with the recapitalization transaction. As such, the Company’s common stock and the corresponding capital amounts and earnings per share related to Legacy Zapata’s common stock prior to the Merger have been retrospectively restated as shares reflecting the conversion upon the closing of the Merger calculated in accordance with the Business Combination Agreement by multiplying each share of Convertible Preferred Stock (as defined below) by 0.9141 (the “Exchange Ratio”).

Going Concern

The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The Company has incurred significant losses and negative cash flows from operations since the inception of Legacy Zapata in November 2017 and expects to continue to incur losses and negative cash flows for the foreseeable future as the Company expands its penetration of the Industrial Generative AI Solutions market.

The Company is subject to risks and uncertainties similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, risks associated with changes in information technology, and the ability to raise additional capital to fund operations. The Company’s long-term success is dependent upon its ability to successfully market, deliver, and scale its Industrial Generative AI Solutions, increase revenue, meet its obligations, obtain additional capital when needed and, ultimately, to achieve profitable operations.

Since inception through June 30, 2024, the Company has financed its operations primarily through sales of its Convertible Preferred Stock, as defined below, and common stock (including sales under its equity line of credit) and with issuances of Senior Notes and Senior Secured Notes, as defined below. The Company has incurred net losses of $15,576 and $37,896 for the three and six months ended June 30, 2024, respectively. As of June 30, 2024 and December 31, 2023, the Company had an accumulated deficit of $127,422 and $89,526, respectively. The Company’s ability to continue as a going concern is dependent upon the Company’s ability to utilize its equity line of credit, identify future equity or debt financing and generate profits from its operations. The Company is pursuing all available options for funding, which include seeking public or private investments and funding through its Purchase Agreement (also referred to as the equity line of credit) with Lincoln Park Capital Fund, LLC (“Lincoln Park”). There can be no assurance that such capital will be available in sufficient amounts or on terms acceptable to the Company.

These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Zapata Computing, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Nature of the Business
1.
Nature of the Business

Zapata Computing, Inc. (“Zapata” or “Company”), a Delaware corporation, was incorporated on November 2, 2017, and is located in Boston, Massachusetts. Zapata has wholly owned subsidiaries located in Canada, Spain, Japan, the United Kingdom as well as Delaware based Zapata Government Services and Massachusetts based Zapata Security Corporation. The Company offers customers Industrial Generative Artificial Intelligence (“AI”) Solutions (as defined below) designed to solve computationally complex problems. These are subscription-based solutions that combine software and services to develop custom industrial generative AI applications. Zapata’s software leverages a broad spectrum of computing resources, including classical, high performance, and quantum computing hardware and, in developing and applying its software tools to specific applications, Zapata uses techniques inspired by quantum physics that can then be applied to the appropriate hardware.

Reverse Recapitalization

On March 28, 2024, Zapata Computing Holdings Inc. (formerly known as Andretti Acquisition Corp.) (the “SPAC” or “AAC”) consummated the transactions contemplated by that certain Business Combination Agreement, dated as of September 6, 2023 (the “Business Combination Agreement”), by and among the SPAC, Tigre Merger Sub, Inc., a Delaware corporation and wholly owned direct subsidiary of the SPAC (“Merger Sub”), and Zapata. As contemplated by the Business Combination Agreement, the SPAC filed an application for deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which the SPAC was domesticated and continues as a Delaware corporation. On the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with the General Corporation Law of the State of Delaware, Merger Sub merged with and into Zapata, with Zapata surviving the merger as a wholly owned subsidiary of the SPAC (the “Merger”). In addition, in connection with the consummation of the Merger, the SPAC was renamed “Zapata Computing Holdings Inc.” The common stock and warrants of Zapata Computing Holdings Inc. commenced trading on the Nasdaq Global Market and the Nasdaq Capital Market, respectively, under the new trading symbols “ZPTA” and “ZPTAW”, respectively, on April 1, 2024.

The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, AAC, which was the legal acquirer, was treated as the “acquired” company for financial reporting purposes and Zapata, a direct wholly owned subsidiary of AAC, was treated as the accounting acquirer. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Zapata issuing stock for the net assets of AAC, accompanied by a recapitalization. Accordingly, the historical financial statements of Zapata became the historical financial statements of the combined company, upon the consummation of the Merger.

The Company retroactively applied the recapitalization to the Company’s equity in these consolidated financial statements, to reflect the number of shares of common stock of Zapata Computing Holdings Inc., par value $0.0001, issued to Zapata’s stockholders in connection with the Merger. As a result of the Merger, the shares and the corresponding capital amounts and loss per share related to Zapata’s outstanding convertible preferred stock, common stock and options prior to the Merger have been retrospectively restated in these consolidated financial statements as shares reflecting the exchange ratio of 0.9141 (the “Exchange Ratio”) established in the Business Combination Agreement. All exercise prices for Zapata options have similarly been retroactively restated to reflect the Exchange Ratio.

Liquidity and Going Concern

The Company is subject to risks and uncertainties similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, risks associated with changes in information technology, and the ability to raise additional capital to fund operations. The Company’s long-term success is dependent upon its ability to successfully market, deliver, and scale its Industrial Generative AI Solutions, increase revenue, meet its obligations, obtain additional capital when needed and, ultimately, to achieve profitable operations.

Through the year ended December 31, 2023, the Company has funded its operations primarily with proceeds from sales of Convertible Preferred Stock and issuances of Convertible Notes, each as defined below. The Company has incurred net losses of $29,734 and $23,448 for the years ended December 31, 2023, and 2022, respectively. As of December 31, 2023 and 2022, the Company had an accumulated deficit of $89,526 and $59,792, respectively. The Company’s ability to continue as a going concern is dependent upon the Company’s ability to identify future debt or equity financing and generate profits from its operations. The Company is pursuing all available options for funding, which include seeking public or private investments and funding through its Purchase Agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”) (see Note 16). There can be no assurance that such capital will be available in sufficient amounts or on terms acceptable to the Company. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The accompanying consolidated financial statements reflect the operations of the Company and its wholly- owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.